Schedule of Investments (unaudited)	iShares® Interest Rate Hedged Long-Term Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 93.5%
iShares 10+ Year Investment Grade Corporate Bond ETF(a)(b)	2,991,609	$153,798,619

Total Investment Companies
(Cost: $147,965,617)		153,798,619

Short-Term Securities

Money Market Funds — 26.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(a)(c)(d)	43,625,958	43,643,409
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(a)(c)	600,000	600,000

Total Short-Term Securities — 26.9%
(Cost: $44,239,129)		44,243,409

Total Investments in Securities — 120.4%
(Cost: $192,204,746)		198,042,028

Liabilities in Excess of Other Assets — (20.4)%		(33,580,244)

Net Assets — 100.0%		$164,461,784

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$16,897,406	$26,742,949	(a)	$—		$(1,208)	$4,262	$43,643,409	43,625,958	$40,467	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,280,000	—		(1,680,000	)(a)	—	—	600,000	600,000	82,877		—
iShares 10+ Year Investment Grade Corporate Bond ETF	58,266,640	104,872,277		(19,206,632)		(238,074)	10,104,408	153,798,619	2,991,609	3,568,480		—
						$(239,282)	$10,108,670	$198,042,028		$3,691,824		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective	Termination	Notional Amount			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	(000)		Value	(Received)	(Depreciation)
		1-Day SOFR,
5.25%	At Termination	5.38%	At Termination	N/A	11/07/24	USD	1,000	$520	$1	$519
		1-Day SOFR,
0.40%	Annual	5.38%	Annual	N/A	10/19/25	USD	1,850	89,813	(5,475)	95,288
		1-Day SOFR,
4.46%	Annual	5.38%	Annual	N/A	03/08/26	USD	1,000	(2,302)	4	(2,306)

Schedule of Investments (unaudited) (continued)	iShares® Interest Rate Hedged Long-Term Corporate Bond ETF
July 31, 2024

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective	Termination	Notional Amount			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	(000)		Value	(Received)	(Depreciation)
		1-Day SOFR,
4.73%	Annual	5.38%	Annual	N/A	05/07/26	USD	500	$(4,231)	$2	$(4,233)
		1-Day SOFR,
4.74%	Annual	5.38%	Annual	N/A	06/12/26	USD	1,000	(10,023)	4	(10,027)
		1-Day SOFR,
2.45%	Annual	5.38%	Annual	N/A	08/04/27	USD	500	19,741	3	19,738
		1-Day SOFR,
0.48%	Annual	5.38%	Annual	N/A	09/15/27	USD	2,335	228,943	32,532	196,411
		1-Day SOFR,
3.24%	Annual	5.38%	Annual	N/A	04/11/28	USD	700	12,398	3	12,395
		1-Day SOFR,
3.24%	Annual	5.38%	Annual	N/A	05/16/28	USD	300	5,328	3	5,325
		1-Day SOFR,
3.91%	Annual	5.38%	Annual	N/A	08/11/28	USD	200	(1,496)	1	(1,497)
		1-Day SOFR,
4.40%	Annual	5.38%	Annual	N/A	10/17/28	USD	500	(13,504)	4	(13,508)
		1-Day SOFR,
4.52%	Annual	5.38%	Annual	N/A	11/01/28	USD	150	(4,800)	1	(4,801)
		1-Day SOFR,
3.67%	Annual	5.38%	Annual	N/A	01/08/29	USD	500	193	4	189
		1-Day SOFR,
3.72%	Annual	5.38%	Annual	N/A	02/06/29	USD	600	(944)	5	(949)
		1-Day SOFR,
3.88%	Annual	5.38%	Annual	N/A	03/08/29	USD	300	(2,585)	3	(2,588)
		1-Day SOFR,
4.18%	Annual	5.38%	Annual	N/A	04/10/29	USD	200	(4,379)	2	(4,381)
		1-Day SOFR,
4.36%	Annual	5.38%	Annual	N/A	04/12/29	USD	200	(5,951)	2	(5,953)
		1-Day SOFR,
4.21%	Annual	5.38%	Annual	N/A	05/21/29	USD	700	(16,827)	7	(16,834)
		1-Day SOFR,
4.22%	Annual	5.38%	Annual	N/A	05/24/29	USD	500	(12,367)	5	(12,372)
		1-Day SOFR,
0.78%	Annual	5.38%	Annual	N/A	10/19/30	USD	2,190	343,966	(31,629)	375,595
		1-Day SOFR,
4.26%	Annual	5.38%	Annual	N/A	04/15/31	USD	300	(11,381)	4	(11,385)
		1-Day SOFR,
4.11%	Annual	5.38%	Annual	N/A	05/21/31	USD	500	(14,774)	7	(14,781)
		1-Day SOFR,
4.12%	Annual	5.38%	Annual	N/A	05/24/31	USD	600	(18,093)	8	(18,101)
		1-Day SOFR,
2.10%	Annual	5.38%	Annual	N/A	04/04/32	USD	2,630	265,631	36	265,595
		1-Day SOFR,
3.37%	Annual	5.38%	Annual	N/A	05/22/33	USD	200	3,836	3	3,833
		1-Day SOFR,
3.48%	Annual	5.38%	Annual	N/A	06/01/33	USD	200	2,092	3	2,089
		1-Day SOFR,
3.53%	Annual	5.38%	Annual	N/A	06/16/33	USD	100	703	2	701
		1-Day SOFR,
3.76%	Annual	5.38%	Annual	N/A	08/08/33	USD	800	(8,657)	13	(8,670)
		1-Day SOFR,
3.72%	Annual	5.38%	Annual	N/A	08/10/33	USD	400	(3,071)	7	(3,078)
		1-Day SOFR,
3.72%	Annual	5.38%	Annual	N/A	08/11/33	USD	300	(2,200)	5	(2,205)
		1-Day SOFR,
4.31%	Annual	5.38%	Annual	N/A	10/17/33	USD	100	(5,350)	2	(5,352)
		1-Day SOFR,
3.51%	Annual	5.38%	Annual	N/A	01/05/34	USD	1,100	10,500	18	10,482

Schedule of Investments (unaudited) (continued)	iShares® Interest Rate Hedged Long-Term Corporate Bond ETF
July 31, 2024

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective	Termination	Notional Amount			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	(000)		Value	(Received)	(Depreciation)
		1-Day SOFR,
3.61%	Annual	5.38%	Annual	N/A	01/08/34	USD	500	$790	$8	$782
		1-Day SOFR,
3.65%	Annual	5.38%	Annual	N/A	01/12/34	USD	250	(537)	5	(542)
		1-Day SOFR,
3.74%	Annual	5.38%	Annual	N/A	01/24/34	USD	300	(2,649)	5	(2,654)
		1-Day SOFR,
3.66%	Annual	5.38%	Annual	N/A	02/06/34	USD	300	(863)	5	(868)
		1-Day SOFR,
3.95%	Annual	5.38%	Annual	N/A	02/15/34	USD	700	(18,278)	11	(18,289)
		1-Day SOFR,
3.73%	Annual	5.38%	Annual	N/A	03/08/34	USD	200	(1,683)	3	(1,686)
		1-Day SOFR,
3.87%	Annual	5.38%	Annual	N/A	03/28/34	USD	200	(3,921)	3	(3,924)
		1-Day SOFR,
4.05%	Annual	5.38%	Annual	N/A	04/10/34	USD	400	(13,643)	7	(13,650)
		1-Day SOFR,
4.06%	Annual	5.38%	Annual	N/A	05/21/34	USD	1,800	(63,288)	31	(63,319)
		1-Day SOFR,
4.04%	Annual	5.38%	Annual	N/A	05/23/34	USD	1,800	(61,240)	31	(61,271)
		1-Day SOFR,
4.06%	Annual	5.38%	Annual	N/A	05/24/34	USD	700	(24,710)	12	(24,722)
		1-Day SOFR,
3.95%	Annual	5.38%	Annual	N/A	06/14/34	USD	1,500	(39,908)	25	(39,933)
		1-Day SOFR,
1.75%	Annual	5.38%	Annual	N/A	06/17/36	USD	9,285	1,694,162	(479,384)	2,173,546
		1-Day SOFR,
3.78%	Annual	5.38%	Annual	N/A	08/08/38	USD	1,300	(13,599)	26	(13,625)
		1-Day SOFR,
3.72%	Annual	5.38%	Annual	N/A	08/11/38	USD	600	(2,629)	12	(2,641)
		1-Day SOFR,
3.92%	Annual	5.38%	Annual	N/A	08/18/38	USD	300	(7,849)	(475)	(7,374)
		1-Day SOFR,
3.91%	Annual	5.38%	Annual	N/A	08/31/38	USD	100	(2,472)	2	(2,474)
		1-Day SOFR,
4.01%	Annual	5.38%	Annual	N/A	09/22/38	USD	100	(3,562)	2	(3,564)
		1-Day SOFR,
4.29%	Annual	5.38%	Annual	N/A	09/29/38	USD	200	(13,420)	4	(13,424)
		1-Day SOFR,
4.32%	Annual	5.38%	Annual	N/A	10/17/38	USD	500	(35,111)	10	(35,121)
		1-Day SOFR,
4.14%	Annual	5.38%	Annual	N/A	11/20/38	USD	150	(7,591)	3	(7,594)
		1-Day SOFR,
3.94%	Annual	5.38%	Annual	N/A	12/01/38	USD	300	(8,458)	6	(8,464)
		1-Day SOFR,
3.54%	Annual	5.38%	Annual	N/A	01/05/39	USD	1,800	30,221	37	30,184
		1-Day SOFR,
3.64%	Annual	5.38%	Annual	N/A	01/08/39	USD	800	4,160	17	4,143
		1-Day SOFR,
3.67%	Annual	5.38%	Annual	N/A	01/10/39	USD	200	392	4	388
		1-Day SOFR,
3.70%	Annual	5.38%	Annual	N/A	01/12/39	USD	150	(141)	3	(144)
		1-Day SOFR,
3.73%	Annual	5.38%	Annual	N/A	02/01/39	USD	200	(904)	5	(909)
		1-Day SOFR,
3.92%	Annual	5.38%	Annual	N/A	02/16/39	USD	180	(4,731)	3	(4,734)
		1-Day SOFR,
3.73%	Annual	5.38%	Annual	N/A	03/12/39	USD	100	(496)	2	(498)

Schedule of Investments (unaudited) (continued)	iShares® Interest Rate Hedged Long-Term Corporate Bond ETF
July 31, 2024

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective	Termination	Notional Amount			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	(000)		Value	(Received)	(Depreciation)
		1-Day SOFR,
3.82%	Annual	5.38%	Annual	N/A	03/15/39	USD	100	$(1,443)	$2	$(1,445)
		1-Day SOFR,
3.88%	Annual	5.38%	Annual	N/A	03/28/39	USD	1,900	(41,270)	39	(41,309)
		1-Day SOFR,
4.05%	Annual	5.38%	Annual	N/A	05/21/39	USD	2,800	(115,802)	59	(115,861)
		1-Day SOFR,
4.04%	Annual	5.38%	Annual	N/A	05/23/39	USD	3,800	(152,638)	80	(152,718)
		1-Day SOFR,
4.05%	Annual	5.38%	Annual	N/A	05/24/39	USD	1,000	(40,855)	21	(40,876)
		1-Day SOFR,
4.16%	Annual	5.38%	Annual	N/A	05/30/39	USD	200	(10,743)	5	(10,748)
		1-Day SOFR,
3.95%	Annual	5.38%	Annual	N/A	06/14/39	USD	2,000	(60,472)	42	(60,514)
		1-Day SOFR,
1.95%	Annual	5.38%	Annual	N/A	05/10/41	USD	12,427	2,705,509	(1,104,789)	3,810,298
		1-Day SOFR,
3.47%	Annual	5.38%	Annual	N/A	07/25/43	USD	200	6,021	5	6,016
		1-Day SOFR,
3.65%	Annual	5.38%	Annual	N/A	08/03/43	USD	100	609	3	606
		1-Day SOFR,
3.73%	Annual	5.38%	Annual	N/A	08/08/43	USD	1,800	(9,787)	49	(9,836)
		1-Day SOFR,
3.67%	Annual	5.38%	Annual	N/A	08/11/43	USD	400	1,102	11	1,091
		1-Day SOFR,
3.81%	Annual	5.38%	Annual	N/A	08/15/43	USD	200	(3,025)	6	(3,031)
		1-Day SOFR,
3.87%	Annual	5.38%	Annual	N/A	08/18/43	USD	200	(4,702)	(394)	(4,308)
		1-Day SOFR,
3.95%	Annual	5.38%	Annual	N/A	09/22/43	USD	250	(8,788)	7	(8,795)
		1-Day SOFR,
4.24%	Annual	5.38%	Annual	N/A	09/29/43	USD	200	(14,903)	6	(14,909)
		1-Day SOFR,
4.28%	Annual	5.38%	Annual	N/A	10/17/43	USD	400	(32,090)	11	(32,101)
		1-Day SOFR,
4.18%	Annual	5.38%	Annual	N/A	11/07/43	USD	200	(13,355)	6	(13,361)
		1-Day SOFR,
4.07%	Annual	5.38%	Annual	N/A	11/22/43	USD	200	(10,413)	6	(10,419)
		1-Day SOFR,
3.92%	Annual	5.38%	Annual	N/A	12/01/43	USD	300	(9,492)	8	(9,500)
		1-Day SOFR,
3.52%	Annual	5.38%	Annual	N/A	01/05/44	USD	1,600	38,656	44	38,612
		1-Day SOFR,
3.62%	Annual	5.38%	Annual	N/A	01/08/44	USD	800	7,813	22	7,791
		1-Day SOFR,
3.64%	Annual	5.38%	Annual	N/A	01/10/44	USD	200	1,524	6	1,518
		1-Day SOFR,
3.68%	Annual	5.38%	Annual	N/A	01/12/44	USD	280	524	8	516
		1-Day SOFR,
3.78%	Annual	5.38%	Annual	N/A	01/24/44	USD	600	(7,003)	17	(7,020)
		1-Day SOFR,
3.72%	Annual	5.38%	Annual	N/A	02/01/44	USD	200	(703)	5	(708)
		1-Day SOFR,
3.79%	Annual	5.38%	Annual	N/A	02/07/44	USD	300	(4,079)	9	(4,088)
		1-Day SOFR,
3.81%	Annual	5.38%	Annual	N/A	02/14/44	USD	200	(3,157)	5	(3,162)
		1-Day SOFR,
3.92%	Annual	5.38%	Annual	N/A	02/15/44	USD	900	(28,832)	24	(28,856)

Schedule of Investments (unaudited) (continued)	iShares® Interest Rate Hedged Long-Term Corporate Bond ETF
July 31, 2024

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective	Termination	Notional Amount			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	(000)		Value	(Received)	(Depreciation)
		1-Day SOFR,
3.89%	Annual	5.38%	Annual	N/A	02/16/44	USD	150	$(4,160)	$4	$(4,164)
		1-Day SOFR,
3.93%	Annual	5.38%	Annual	N/A	02/26/44	USD	200	(6,476)	5	(6,481)
		1-Day SOFR,
3.71%	Annual	5.38%	Annual	N/A	03/12/44	USD	100	(219)	3	(222)
		1-Day SOFR,
3.78%	Annual	5.38%	Annual	N/A	03/15/44	USD	200	(2,432)	5	(2,437)
		1-Day SOFR,
3.85%	Annual	5.38%	Annual	N/A	03/28/44	USD	1,000	(22,262)	28	(22,290)
		1-Day SOFR,
3.94%	Annual	5.38%	Annual	N/A	04/04/44	USD	150	(5,198)	4	(5,202)
		1-Day SOFR,
4.09%	Annual	5.38%	Annual	N/A	04/12/44	USD	600	(33,188)	17	(33,205)
		1-Day SOFR,
4.08%	Annual	5.38%	Annual	N/A	04/16/44	USD	220	(11,796)	7	(11,803)
		1-Day SOFR,
4.07%	Annual	5.38%	Annual	N/A	05/15/44	USD	200	(10,666)	6	(10,672)
		1-Day SOFR,
4.02%	Annual	5.38%	Annual	N/A	05/21/44	USD	3,000	(136,845)	84	(136,929)
		1-Day SOFR,
4.01%	Annual	5.38%	Annual	N/A	05/23/44	USD	3,800	(168,294)	106	(168,400)
		1-Day SOFR,
4.01%	Annual	5.38%	Annual	N/A	05/24/44	USD	1,200	(53,070)	34	(53,104)
		1-Day SOFR,
3.92%	Annual	5.38%	Annual	N/A	06/14/44	USD	1,900	(61,839)	53	(61,892)
		1-Day SOFR,
1.61%	Annual	5.38%	Annual	N/A	08/24/46	USD	4,300	1,327,795	(137,137)	1,464,932
		1-Day SOFR,
1.40%	Annual	5.38%	Annual	N/A	11/12/46	USD	1,900	650,990	48	650,942
		1-Day SOFR,
1.44%	Annual	5.38%	Annual	N/A	12/10/46	USD	1,550	522,837	46	522,791
		1-Day SOFR,
3.40%	Annual	5.38%	Annual	N/A	07/27/48	USD	70	2,675	2	2,673
		1-Day SOFR,
3.63%	Annual	5.38%	Annual	N/A	08/08/48	USD	1,900	1,619	60	1,559
		1-Day SOFR,
3.70%	Annual	5.38%	Annual	N/A	08/15/48	USD	200	(1,937)	7	(1,944)
		1-Day SOFR,
3.75%	Annual	5.38%	Annual	N/A	08/18/48	USD	300	(5,532)	(539)	(4,993)
		1-Day SOFR,
3.73%	Annual	5.38%	Annual	N/A	08/31/48	USD	100	(1,429)	4	(1,433)
		1-Day SOFR,
3.99%	Annual	5.38%	Annual	N/A	11/29/48	USD	200	(11,548)	6	(11,554)
		1-Day SOFR,
3.44%	Annual	5.38%	Annual	N/A	01/05/49	USD	1,700	52,594	54	52,540
		1-Day SOFR,
3.54%	Annual	5.38%	Annual	N/A	01/08/49	USD	750	10,524	24	10,500
		1-Day SOFR,
3.52%	Annual	5.38%	Annual	N/A	01/09/49	USD	300	5,557	10	5,547
		1-Day SOFR,
3.56%	Annual	5.38%	Annual	N/A	01/10/49	USD	200	2,224	6	2,218
		1-Day SOFR,
3.60%	Annual	5.38%	Annual	N/A	01/12/49	USD	180	856	5	851
		1-Day SOFR,
3.70%	Annual	5.38%	Annual	N/A	01/19/49	USD	400	(4,553)	13	(4,566)
		1-Day SOFR,
3.70%	Annual	5.38%	Annual	N/A	01/24/49	USD	800	(9,336)	25	(9,361)

Schedule of Investments (unaudited) (continued)	iShares® Interest Rate Hedged Long-Term Corporate Bond ETF
July 31, 2024

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective	Termination	Notional Amount			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	(000)		Value	(Received)	(Depreciation)
		1-Day SOFR,
3.64%	Annual	5.38%	Annual	N/A	02/01/49	USD	200	$(459)	$6	$(465)
		1-Day SOFR,
3.60%	Annual	5.38%	Annual	N/A	02/06/49	USD	300	1,451	10	1,441
		1-Day SOFR,
3.71%	Annual	5.38%	Annual	N/A	02/07/49	USD	300	(3,943)	10	(3,953)
		1-Day SOFR,
3.73%	Annual	5.38%	Annual	N/A	02/14/49	USD	500	(7,691)	16	(7,707)
		1-Day SOFR,
3.83%	Annual	5.38%	Annual	N/A	02/15/49	USD	700	(22,963)	23	(22,986)
		1-Day SOFR,
3.80%	Annual	5.38%	Annual	N/A	02/16/49	USD	350	(9,817)	11	(9,828)
		1-Day SOFR,
3.83%	Annual	5.38%	Annual	N/A	02/26/49	USD	200	(6,629)	6	(6,635)
		1-Day SOFR,
3.62%	Annual	5.38%	Annual	N/A	03/12/49	USD	250	387	8	379
		1-Day SOFR,
3.69%	Annual	5.38%	Annual	N/A	03/15/49	USD	250	(2,608)	8	(2,616)
		1-Day SOFR,
3.78%	Annual	5.38%	Annual	N/A	03/19/49	USD	150	(3,704)	5	(3,709)
		1-Day SOFR,
3.82%	Annual	5.38%	Annual	N/A	03/25/49	USD	200	(6,050)	6	(6,056)
		1-Day SOFR,
3.76%	Annual	5.38%	Annual	N/A	03/28/49	USD	1,000	(22,114)	33	(22,147)
		1-Day SOFR,
3.85%	Annual	5.38%	Annual	N/A	04/04/49	USD	200	(7,155)	7	(7,162)
		1-Day SOFR,
3.98%	Annual	5.38%	Annual	N/A	04/12/49	USD	450	(25,898)	15	(25,913)
		1-Day SOFR,
3.97%	Annual	5.38%	Annual	N/A	04/16/49	USD	230	(12,931)	8	(12,939)
		1-Day SOFR,
3.92%	Annual	5.38%	Annual	N/A	05/21/49	USD	3,300	(159,052)	107	(159,159)
		1-Day SOFR,
3.91%	Annual	5.38%	Annual	N/A	05/23/49	USD	4,900	(229,558)	158	(229,716)
		1-Day SOFR,
3.91%	Annual	5.38%	Annual	N/A	05/24/49	USD	1,300	(60,165)	42	(60,207)
		1-Day SOFR,
3.83%	Annual	5.38%	Annual	N/A	06/14/49	USD	2,200	(74,084)	71	(74,155)
		1-Day SOFR,
2.04%	Annual	5.38%	Annual	N/A	05/07/51	USD	11,085	2,913,419	(1,555,830)	4,469,249
		1-Day SOFR,
3.18%	Annual	5.38%	Annual	N/A	06/06/53	USD	300	20,543	1,047	19,496
		1-Day SOFR,
3.22%	Annual	5.38%	Annual	N/A	07/05/53	USD	200	12,465	7	12,458
		1-Day SOFR,
3.27%	Annual	5.38%	Annual	N/A	07/07/53	USD	200	10,547	7	10,540
		1-Day SOFR,
3.28%	Annual	5.38%	Annual	N/A	07/27/53	USD	100	5,044	3	5,041
		1-Day SOFR,
3.42%	Annual	5.38%	Annual	N/A	08/03/53	USD	100	2,602	3	2,599
		1-Day SOFR,
3.53%	Annual	5.38%	Annual	N/A	08/08/53	USD	1,400	8,132	49	8,083
		1-Day SOFR,
3.48%	Annual	5.38%	Annual	N/A	08/11/53	USD	100	1,447	4	1,443
		1-Day SOFR,
3.59%	Annual	5.38%	Annual	N/A	08/15/53	USD	200	(1,027)	7	(1,034)
		1-Day SOFR,
3.64%	Annual	5.38%	Annual	N/A	08/18/53	USD	150	(2,114)	(256)	(1,858)

Schedule of Investments (unaudited) (continued)	iShares® Interest Rate Hedged Long-Term Corporate Bond ETF
July 31, 2024

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective	Termination	Notional Amount			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	(000)		Value	(Received)	(Depreciation)
		1-Day SOFR,
3.61%	Annual	5.38%	Annual	N/A	08/31/53	USD	200	$(1,811)	$7	$(1,818)
		1-Day SOFR,
3.87%	Annual	5.38%	Annual	N/A	09/26/53	USD	200	(10,878)	7	(10,885)
		1-Day SOFR,
4.02%	Annual	5.38%	Annual	N/A	09/29/53	USD	150	(12,235)	5	(12,240)
		1-Day SOFR,
3.89%	Annual	5.38%	Annual	N/A	11/22/53	USD	200	(11,817)	7	(11,824)
		1-Day SOFR,
3.75%	Annual	5.38%	Annual	N/A	12/01/53	USD	120	(4,034)	5	(4,039)
		1-Day SOFR,
3.36%	Annual	5.38%	Annual	N/A	01/05/54	USD	1,300	46,856	46	46,810
		1-Day SOFR,
3.46%	Annual	5.38%	Annual	N/A	01/08/54	USD	550	9,903	19	9,884
		1-Day SOFR,
3.44%	Annual	5.38%	Annual	N/A	01/09/54	USD	200	4,357	8	4,349
		1-Day SOFR,
3.48%	Annual	5.38%	Annual	N/A	01/10/54	USD	150	2,170	6	2,164
		1-Day SOFR,
3.52%	Annual	5.38%	Annual	N/A	01/12/54	USD	130	943	4	939
		1-Day SOFR,
3.62%	Annual	5.38%	Annual	N/A	01/19/54	USD	300	(3,575)	11	(3,586)
		1-Day SOFR,
3.65%	Annual	5.38%	Annual	N/A	01/23/54	USD	300	(4,936)	11	(4,947)
		1-Day SOFR,
3.62%	Annual	5.38%	Annual	N/A	01/24/54	USD	200	(2,268)	7	(2,275)
		1-Day SOFR,
3.56%	Annual	5.38%	Annual	N/A	02/01/54	USD	200	(97)	7	(104)
		1-Day SOFR,
3.51%	Annual	5.38%	Annual	N/A	02/06/54	USD	200	1,610	7	1,603
		1-Day SOFR,
3.62%	Annual	5.38%	Annual	N/A	02/07/54	USD	400	(4,731)	14	(4,745)
		1-Day SOFR,
3.74%	Annual	5.38%	Annual	N/A	02/15/54	USD	500	(16,468)	18	(16,486)
		1-Day SOFR,
3.71%	Annual	5.38%	Annual	N/A	02/16/54	USD	350	(9,727)	12	(9,739)
		1-Day SOFR,
3.74%	Annual	5.38%	Annual	N/A	02/26/54	USD	300	(10,046)	11	(10,057)
		1-Day SOFR,
3.51%	Annual	5.38%	Annual	N/A	03/08/54	USD	200	1,775	7	1,768
		1-Day SOFR,
3.53%	Annual	5.38%	Annual	N/A	03/12/54	USD	150	676	5	671
		1-Day SOFR,
3.60%	Annual	5.38%	Annual	N/A	03/15/54	USD	150	(1,200)	6	(1,206)
		1-Day SOFR,
3.68%	Annual	5.38%	Annual	N/A	03/19/54	USD	150	(3,471)	5	(3,476)
		1-Day SOFR,
3.72%	Annual	5.38%	Annual	N/A	03/25/54	USD	200	(6,106)	7	(6,113)
		1-Day SOFR,
3.67%	Annual	5.38%	Annual	N/A	03/28/54	USD	350	(7,440)	13	(7,453)
		1-Day SOFR,
3.75%	Annual	5.38%	Annual	N/A	04/04/54	USD	800	(28,726)	29	(28,755)
		1-Day SOFR,
3.87%	Annual	5.38%	Annual	N/A	04/16/54	USD	150	(8,733)	5	(8,738)
		1-Day SOFR,
3.88%	Annual	5.38%	Annual	N/A	05/15/54	USD	500	(29,482)	18	(29,500)
		1-Day SOFR,
3.82%	Annual	5.38%	Annual	N/A	05/21/54	USD	2,100	(104,174)	75	(104,249)

Schedule of Investments (unaudited) (continued)	iShares® Interest Rate Hedged Long-Term Corporate Bond ETF
July 31, 2024

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective	Termination	Notional Amount			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	(000)		Value	(Received)	(Depreciation)
		1-Day SOFR,
3.82%	Annual	5.38%	Annual	N/A	05/23/54	USD	3,100	$(148,894)	$110	$(149,004)
		1-Day SOFR,
3.81%	Annual	5.38%	Annual	N/A	05/24/54	USD	1,000	(47,214)	35	(47,249)
		1-Day SOFR,
3.74%	Annual	5.38%	Annual	N/A	06/14/54	USD	1,400	(47,385)	50	(47,435)
		1-Day SOFR,
3.70%	Annual	5.38%	Annual	N/A	07/11/54	USD	500	(13,823)	18	(13,841)
								$8,300,962	$(3,279,488)	$11,580,450

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$153,798,619	$—	$—	$153,798,619
Short-Term Securities
Money Market Funds	44,243,409	—	—	44,243,409
	$198,042,028	$—	$—	$198,042,028
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$—	$14,377,121	$—	$14,377,121
Liabilities
Interest Rate Contracts	—	(2,796,671)	—	(2,796,671)
	$—	$11,580,450	$—	$11,580,450

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments (unaudited) (continued)	iShares® Interest Rate Hedged Long-Term Corporate Bond ETF
July 31, 2024

Portfolio Abbreviation

SOFR	Secured Overnight Financing Rate